Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Shareholders' Equity

8. Shareholders’ Equity

Ordinary shares

The Company was established under the laws of the British Virgin Islands on December 29, 2023. The authorized number of Ordinary Shares was unlimited with no par value. On December 29, 2023, the Company issued 1 share to the controlling shareholder at no par value.

On July 11, 2024, the Company effectuated a share split of its issued and outstanding shares at a ratio of 11,250,000 for one, such that after such share split, the number of issued shares in the Company was 11,250,000 ordinary shares with no par value. As a part to the Company’s recapitalization prior to the completion of its anticipated initial public offering, the Company believes it is appropriate to reflect these share issuances as nominal share issuance on a retroactive basis similar to share split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented. As a result of all events mentioned above, the Company had an unlimited number with no par value ordinary shares authorized, of which 11,250,000 were issued and outstanding as of December 31, 2023 and 2022.

The ordinary shares began trading on October 16, 2024 on the Nasdaq Capital Market and commenced trading under the ticker symbol “PTLE”.

On October 17, 2024, the Company closed its IPO of 1,250,000 ordinary shares, no par value per share, which were priced at $4.00 per share. Subsequently, on November 4, 2024, Dominari Securities LLC, as the representative of the underwriters of the IPO, exercised its over-allotment option to purchase an additional 187,500 ordinary shares of the Company at the public offering price of US$4.00 per share. The closing for the sale of the over-allotment shares took place on November 6, 2024. The IPO and the exercise of the over-allotment option with net proceeds totaling $4,678,701 from the offering after deducting underwriting discounts and offering expenses of $1,071,299 from the gross proceeds totaling $5,750,000.

Upon the completion of IPO of the Company, IPO costs capitalized as of December 31, 2023 amounted to $50,000, together with other IPO costs incurred during the year ended December 31, 2024, totaling $1,509,173, were charged to shareholders’ equity under share capital.

As at December 31, 2024, a total of 12,687,500 ordinary shares of no par value were issued and outstanding.